	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments		December 31, 2022 (unaudited)
		Shares	Fair Value
94.77%	COMMON STOCKS
25.24%	BUSINESS SERVICES
	Ansys, Inc.(A) . . . . . . . . . . . .	564,640	$ 136,411,378
	Clearwater Analytics Holdings, Inc. . .	302,260	5,667,375
	Duck Creek Technologies, Inc.(A) . . .	1,421,225	17,125,761
	Enfusion, Inc.(A)(B) . . . . . . . . . . . . . . . . . . . . .	3,964,511	38,336,821
	Guidewire Software, Inc.(A) . . . . . .	1,612,183	100,858,168
	nCino, Inc.(A) . . . . . . . . . . . .	2,433,491	64,341,502
	Paycom Software, Inc.(A) . . . . . . .	534,420	165,835,870
	PROS Holdings, Inc.(A)(B) . . . . . . .	2,811,389	68,204,297
	Q2 Holdings, Inc.(A) . . . . . . . . .	1,469,649	39,489,469
	Tyler Technologies, Inc.(A) . . . . . . .	484,190	156,107,698
			792,378,339
6.22%	CONSUMER RELATED
	Alarm.com Holding, Inc.(A)(B) . . . . . .	2,983,278	147,612,595
	Olo, Inc.(A)(B) . . . . . . . . . . . . .	7,621,150	47,632,188
			195,244,783
11.27%	INDUSTRIAL PRODUCTS & SYSTEMS
	Balchem Corp. . . . . . . . . . . .	132,367	16,163,334
	Cognex Corp. . . . . . . . . . . .	3,337,174	157,214,267
	Helios Technologies, Inc.(B) . . . . . .	1,743,933	94,939,713
	Proto Labs, Inc.(A) . . . . . . . . . .	306,950	7,836,433
	Vicor Corp.(A) . . . . . . . . . . . . . . . . . . . . . . . .	194,813	10,471,199
	Xometry, Inc.(A) . . . . . . . . . . .	2,083,572	67,153,526
			353,778,472
21.16%	INFORMATION/KNOWLEDGE MANAGEMENT
	Alteryx, Inc.(A) . . . . . . . . . . . .	412,951	20,924,227
	American Software, Inc. Class A . . . .	486,564	7,142,760
	AppFolio, Inc.(A)(B) . . . . . . . . . .	1,617,840	170,487,979
	Blackbaud, Inc.(A) . . . . . . . . . .	178,290	10,494,149
	Datadog, Inc.(A) . . . . . . . . . . .	1,926,335	141,585,622
	Manhattan Associates, Inc.(A) . . . . .	1,326,961	161,093,065
	NextGen HealthCare, Inc.(A) . . . . . .	458,896	8,618,067
	Smartsheet, Inc. - Class A(A) . . . . . .	3,430,721	135,033,179
	Workiva Inc.(A) . . . . . . . . . . . .	103,957	8,729,269
			664,108,317

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Schedule of Investments - continued		December 31, 2022 (unaudited)
		Shares	Fair Value
26.97%	MEDICAL/HEALTH CARE
	10X Genomics, Inc.(A) . . . . . . . . .	401,113	$14,616,558
	Bio-Techne Corp. . . . . . . . . . .	1,843,654	152,802,044
	Cardiovascular Systems, Inc.(A) . . . .	870,575	11,857,231
	Cytek Biosciences, Inc.(A) . . . . . . .	2,812,988	28,720,607
	Glaukos Corp.(A) . . . . . . . . . . .	1,654,691	72,276,903
	Inogen, Inc.(A) . . . . . . . . . . . .	278,169	5,482,711
	Ironwood Pharmaceuticals, Inc.(A) . . .	1,772,312	21,958,946
	OrthoPediatrics Corp.(A)(B) . . . . . . .	1,795,148	71,321,230
	QuidelOrtho Corp.(A) . . . . . . . . .	444,262	38,059,926
	Repligen Corp.(A) . . . . . . . . . .	795,717	134,722,845
	Tandem Diabetes Care, Inc.(A) . . . . .	1,059,621	47,629,964
	Veeva Systems, Inc. - Class A(A) . . . .	902,129	145,585,578
	Vericel Corp.(A)(B) . . . . . . . . . . .	3,869,381	101,919,496
			846,954,039
3.91%	MISCELLANEOUS
	Cryoport, Inc.(A)(B) . . . . . . . . . .	4,125,025	71,569,184
	Neogen Corp.(A) . . . . . . . . . . .	3,350,944	51,034,877
			122,604,061
94.77%	TOTAL COMMON STOCKS . . . . .	. . . . . . . .	2,975,068,011
5.88%	SHORT-TERM INVESTMENTS
	First American Treasury Obligation
	Fund - Institutional Class 4.19%(C) . .	184,615,072	184,615,072
100.65%	TOTAL INVESTMENTS . . . . . . .	. . . . . . . .	3,159,683,083
(0.65%)	Liabilities in excess of other assets . .	. . . . . . . .	(20,820,124)
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$3,138,862,959

(A)Non-income producing

(B)Affiliated company - The Fund owns greater than 5% of the outstading voting securities of this issuer. See Note 1 for more information.

(C)Effective 7 day yield as of December 31, 2022

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
Summary of Investments by Sector
	% of
Sector	Net Assets	Value
Medical/Health Care . . . . . . . . . . . . .	26.97%	$846,954,039
Business Services . . . . . . . . . . . . . .	25.24%	792,378,339
Information/Knowledge Management . . . . .	21.16%	664,108,317
Industrial Products & Systems . . . . . . . .	11.27%	353,778,472
Consumer Related . . . . . . . . . . . . .	6.22%	195,244,783
Miscellaneous . . . . . . . . . . . . . . .	3.91%	122,604,061
Short Term Investments . . . . . . . . . . .	5.88%	184,615,072
Liabilities in Excess of Other Assets . . . . . .	(0.65%)	(20,820,124)
Total . . . . . . . . . . . . . . . . . . . .	100.00%	$3,138,862,959

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting pursposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT MID COMPANY FUND
Schedule of Investments		December 31, 2022 (unaudited)
			Shares	Fair Value
97.53%	COMMON STOCKS
19.87%	BUSINESS SERVICES
	Bright Horizons Family Solutions(A) . . .	.	12,504	$789,002
	Envestnet, Inc.(A) . . . . . . . . . . .	.	8,200	505,940
	Equifax, Inc. . . . . . . . . . . . . .		6,837	1,328,839
	Five9, Inc.(A) . . . . . . . . . . . . .	.	12,633	857,275
	Jack Henry & Associates, Inc. . . . . .	.	6,270	1,100,761
	Paycom Software, Inc.(A) . . . . . . . .		3,133	972,201
	Tyler Technologies, Inc.(A) . . . . . . .	.	4,321	1,393,134
				6,947,152
7.56%	CONSUMER RELATED
	Chipotle Mexican Grill, Inc.(A) . . . . . .		602	835,269
	Expedida, Inc.(A) . . . . . . . . . . .	.	2,472	216,547
	O’Reilly Automotive, Inc.(A) . . . . . . .		595	502,198
	Tractor Suppy Co. . . . . . . . . . .	.	2,021	454,664
	Ulta Beauty, Inc.(A) . . . . . . . . . .	.	1,347	631,837
				2,640,515
9.26%	FINANCIAL SERVICES
	Broadridge Financial Solutions . . . . .		7,823	1,049,299
	FleetCor Technologies, Inc.(A) . . . . .	.	5,333	979,565
	MarketAxess Holdings, Inc. . . . . . .	.	3,270	911,970
	T. Rowe Price Group, Inc. . . . . . . .	.	2,739	298,715
				3,239,549
7.20%	INDUSTRIAL PRODUCTS & SYSTEMS
	Cognex Corp. . . . . . . . . . . . .		20,848	982,149
	Entegris, Inc. . . . . . . . . . . . . .		5,266	345,397
	Fastenal Co. . . . . . . . . . . . . .		10,016	473,957
	IPG Photonics Corp.(A) . . . . . . . . .		1,789	169,365
	SiteOne Landscape Supply, Inc.(A) . . .	.	4,651	545,655
				2,516,523

See Notes to Schedule of Investments

QUARTERLY REPORT

	BROWN CAPITAL MANAGEMENT MID COMPANY FUND
Schedule of Investments - continued\	December 31, 2022 (unaudited)
		Shares		Fair Value
25.34%	INFORMATION/KNOWLEDGE MANAGEMENT
	Ansys, Inc.(A) . . . . . . . . . . . . . . . . . . . . . .	. . . . . 3,535	$
	854,021Autodesk, Inc.(A) . . . . . . . . . . . . . . . . . . . . .		. .	7,175
	1,340,792Bentley Sysems, Inc. . . . . . . . . . . . . . . . . . . .			31,876
	1,178,137Coupa Sofware, Inc.(A) . . . . . . . . . . . . . . . . . .			10,994
	870,395Guidewie Software, Inc.(A)	. . . . . . . . . . . . . . . 11,019		689,349
	HubSpot, Inc.(A)	. . . . . . . . . . . . . . . . . . . . . . . . 3,168		915,964
	Manhattan Associates, Inc.(A) . . . . . . . . . . . .	14,743		1,789,800
	Shopify, Inc.(A)	. . . . . . . . . . . . . . . . . . . . . . . . . 35,236		1,223,042

				8,861,500
28.30%	MEDICAL/HEALTH CARE
	Align Technology, Inc.(A) . . . . . . . .	5,753		1,213,308
	Charles River Laboratories International(A)	7,439		1,620,958
	DexCom, Inc.(A) . . . . . . . . . . . .	13,020		1,474,385
	Edwards Lifesciences Corp.(A) . . . . . .	17,624		1,314,927
	Insulet Corp.(A) . . . . . . . . . . . .	4,996		1,470,772
	Jazz Pharmaceuticals PLC(A) . . . . . .	1,125		179,224
	Masimo Corp.(A) . . . . . . . . . . . .	1,929		285,396
	Omnicell, Inc.(A) . . . . . . . . . . . .	16,278		820,737
	Teladoc Health, Inc.(A) . . . . . . . . .	2,604		61,585
	Veeva Systems, Inc. - Class A(A) . . . . .	7,822		1,262,314
	Zoetis, Inc. . . . . . . . . . . . . . .	1,314		192,567
				9,896,173
97.53%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .			34,101,412
8.75%	SHORT-TERM INVESTMENTS
	First American Treasury Obligation
	Fund Institutional Class 4.19%(B) . . . .	3,061,848		3,061,848
106.28%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .			37,163,260
(6.28%)	Liabilities in excess of other assets . . . . . . . . . . .		(2,197,348)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .			$\34,965,912
(A)\ Non-income producing
(B)\ Effective 7 day yield as of	December 31, 2022
	See Notes to Schedule of Investments
	5

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MID COMPANY FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
Summary of Investments by Sector
		% of
Sector		Net Assets	Value
Medical/Health Care . . . . . . . . . . . . . .		28.30%	$9,896,173
Information/Knowledge Management . . . . . .	.	25.34%	8,861,500
Business Services . . . . . . . . . . . . . . .		19.87%	6,947,152
Financial Services . . . . . . . . . . . . . . .		9.26%	3,239,549
Consumer Related . . . . . . . . . . . . . .	.	7.56%	2,640,515
Industrial Products & Systems . . . . . . . . .	.	7.20%	2,516,523
Short Term Investments . . . . . . . . . . . .	.	8.75%	3,061,848
Liabilities in Excess of Other Assets . . . . . . .		(6.28)%	(2,197,348)
Total . . . . . . . . . . . . . . . . . . . . .		100.00%	$34,965,912

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting pursposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments	December 31, 2022 (unaudited)
		Shares	Fair Value
95.75%	COMMON STOCKS
2.23%	ARGENTINA
	Meradolibre Inc.(A) . . . . . . . . . . .	1,551	$ 1,312,518
7.46%	AUSTRALIA
	Atlassian Corp. PLC(A) . . . . . . . . . .	7,289	937,949
	Cochlear Ltd. . . . . . . . . . . . . .	15,866	2,204,982
	REA Group Ltd. . . . . . . . . . . . .	16,565	1,249,635
			4,392,566
4.64%	CANADA
	The Descartes Systems Group Inc.(A) . . .	30,866	2,151,730
	Shopify Inc.(A) . . . . . . . . . . . . .	16,776	582,295
			2,734,025
10.78%	DENMARK
	Chr Hansen Holding A/S . . . . . . . .	29,316	2,108,770
	Novo Nordisk A/S . . . . . . . . . . .	21,331	2,880,244
	SimCorp A/S . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,705	1,356,442
			6,345,456
3.93%	FRANCE
	Dassault Systemes SE . . . . . . . . .	43,574	1,562,328
	Ipsen SA . . . . . . . . . . . . . . .	6,960	748,756
			2,311,084
7.59%	GERMANY
	Carl Zeiss Meditec AG . . . . . . . . .	18,546	2,340,609
	Rational AG . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,787	1,061,652
	SAP SE . . . . . . . . . . . . . . . .	10,328	1,065,646
			4,467,907

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
		Shares	Fair Value
3.04%	HONG KONG
	Kingdee International SoftwareGroup
	Co. Ltd.(A) . . . . . . . . . . . . . .	581,146	$ 1,246,358
	Kingsoft Corp. Ltd. . . . . . . . . . . . . . . . . . . . . . .	161,643	540,505
			1,786,863
6.21%	IRELAND
	Flutter Entertainment PLC(A) . . . . . . .	9,952	1,361,464
	Icon PLC(A) . . . . . . . . . . . . . . .	11,807	2,293,510
			3,654,974
3.89%	ISRAEL
	Check Point Software Technologies Ltd.(A) .	7,513	947,840
	CyberArk Software Ltd.(A) . . . . . . . .	10,368	1,344,211
			2,292,051
1.90%	ITALY
	Azimut Holding SPA . . . . . . . . . .	49,925	1,118,541
9.86%	JAPAN
	CyberAgent Inc. . . . . . . . . . . . .	109,800	977,190
	GMO Payment Gateway, Inc. . . . . . .	15,400	1,281,378
	Kakaku.com, Inc. . . . . . . . . . . . .	69,000	1,110,393
	M3, Inc. . . . . . . . . . . . . . . . .	32,200	877,870
	MonotaRO Co. Ltd. . . . . . . . . . . .	110,000	1,556,461
			5,803,292
4.20%	NETHERLAND
	ASML Holding NV . . . . . . . . . . .	2,196	1,184,282
	Wolters Kluwer NV . . . . . . . . . . .	12,334	1,290,714
			2,474,996
1.48%	NEW ZEALAND
	Xero Ltd.(A) . . . . . . . . . . . . . .	18,262	873,716

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued		December 31, 2022 (unaudited)
			Shares	Fair Value
2.03%	POLAND
	Inpost S.A.(A) . . . . . . . . . . . .	. .	141,847	$1,196,192
1.84%	SPAIN
	Grifols SA(A) . . . . . . . . . . . . .	.	94,181	1,085,785
13.21%	SWITZERLAND
	Chocoladefabriken Lindt & Sprungli AG	. .	129	1,315,600
	Givaudan SA . . . . . . . . . . . .	.	661	2,025,213
	Partners Group Holding AG . . . . .	. .	1,468	1,296,774
	Tecan Group AG . . . . . . . . . .	. .	4,067	1,813,909
	Temenos Group AG . . . . . . . . .	.	24,116	1,323,361
				7,774,857
11.46%	UNITED KINGDOM
	Abcam PLC(A) . . . . . . . . . . . .	.	95,741	1,489,730
	AJ Bell PLC . . . . . . . . . . . . .	.	341,289	1,477,945
	Dechra Pharmaceuticals PLC . . . . .	.	16,569	524,417
	Diageo PLC . . . . . . . . . . . .	. .	28,186	1,243,761
	Ocado Group PLC(A) . . . . . . . . .	.	101,136	754,155
	RELX PLC . . . . . . . . . . . . .	. .	45,512	1,258,903
				6,748,911
95.75%	TOTAL COMMON STOCKS . . . . .	. . . . . . . . .		56,373,734
4.15%	SHORT-TERM INVESTMENTS
	First American Treasury Obligation
	Fund - Institutional Class 4.19%(B) . .	. .	2,445,768	2,445,768
99.90%	TOTAL INVESTMENTS . . . . . . .	. . . . . . . . .		58,819,502
0.10%	Other assets, net of liabilities . . . . .	. . . . . . . . .		56,570
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . . .		$58,876,072

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2022

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
Summary of Investments by Sector
		% of
Sector		Net Assets	Value
Information Technology . . . . . . . . . . . .	.	27.85%	$ 16,398,040
Health Care . . . . . . . . . . . . . . . . .	.	27.62%	16,259,810
Industrials . . . . . . . . . . . . . . . . . .	.	10.81%	6,363,923
Materials . . . . . . . . . . . . . . . . . . .		7.02%	4,133,983
Financials . . . . . . . . . . . . . . . . . .	.	6.61%	3,893,261
Consumer Discretionary . . . . . . . . . . . .		5.82%	3,428,137
Communication Services . . . . . . . . . . . .		5.67%	3,337,219
Consumer Staples . . . . . . . . . . . . . .	.	4.35%	2,559,361
Short Term Investments . . . . . . . . . . . .	.	4.15%	2,445,768
Other Assets, Net of Liabilities . . . . . . . . .	.	0.10%	56,570
Total . . . . . . . . . . . . . . . . . . . . .		100.00%	$ 58,876,072

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting pursposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments		December 31, 2022 (unaudited)
		Shares	Fair Value
98.41%	COMMON STOCKS
8.82%	AUSTRALIA
	Pro Medicus Ltd. . . . . . . . . . .	664,442	$ 24,998,853
	REA Group Ltd. . . . . . . . . . . .	1,307,870	98,663,487
	WiseTech Global Ltd. . . . . . . . .	2,516,353	86,948,027
			210,610,367
9.58%	CANADA
	The Descartes Systems Group Inc.(A) . .	1,696,864	118,291,723
	Kinaxis, Inc.(A) . . . . . . . . . . . .	986,682	110,699,308
			228,991,031
5.23%	DENMARK
	Ambu A/S . . . . . . . . . . . . .	5,653,513	72,430,854
	SimCorp A/S . . . . . . . . . . . . . . . . . . . . . . . .	687,227	52,389,499
			124,820,353
14.57%	FRANCE
	Esker SA(B) . . . . . . . . . . . . .	317,046	53,384,575
	Interparfums Sa . . . . . . . . . . .	2,352,731	140,027,022
	Lectra(B) . . . . . . . . . . . . . .	2,913,197	109,768,392
	SES-imagotag SA(A) . . . . . . . . .	344,724	45,019,030
			348,199,019
10.47%	GERMANY
	Evotec SE(A) . . . . . . . . . . . . .	4,248,259	69,395,340
	Nexus AG(B) . . . . . . . . . . . . .	1,527,316	91,227,944
	STRATEC SE(B) . . . . . . . . . . .	1,031,837	89,577,046
			250,200,330
2.07%	HONG KONG
	Kingdee International Software Group
	Co. Ltd.(A) . . . . . . . . . . . .	23,064,002	49,464,335

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		December 31, 2022 (unaudited)
		Shares	Fair Value
1.65%	INDIA
	Crisil Ltd. . . . . . . . . . . . . . .	1,065,494	$ 39,504,288
0.82%	IRELAND
	Flutter Entertainment PLC(A) . . . . . .	143,630	19,649,016
3.77%	ISRAEL
	CyberArk Software Ltd.(A) . . . . . . .	695,276	90,142,533
2.47%	ITALY
	Azimut Holding SP . . . . . . . . .	2,630,732	58,940,066
11.43%	JAPAN
	GMO Payment Gateway, Inc. . . . . .	456,811	38,009,571
	Hiday Hidaka Corp.(B) . . . . . . . .	2,980,392	43,920,132
	Kakaku.com, Inc. . . . . . . . . . .	2,660,154	42,808,940
	M3, Inc. . . . . . . . . . . . . . .	368,836	10,055,587
	SMS Co. Ltd. . . . . . . . . . . . .	2,501,973	63,960,069
	Software Service, Inc.(B) . . . . . . .	533,296	38,359,602
	Towa Pharmaceutical Co. Ltd. . . . . .	2,217,389	36,004,693
			273,118,594
1.91%	NEW ZEALAND
	PushPay Holdings Ltd.(A) . . . . . . .	56,187,522	45,662,059
5.50%	SWEDEN
	Fortnox AB(A) . . . . . . . . . . . .	3,687,502	14,808,087
	Hemnet Group AB . . . . . . . . .	4,125,992	49,662,870
	MIPS AB . . . . . . . . . . . . . .	610,842	25,165,764
	Sectra AB . . . . . . . . . . . . .	2,933,110	41,825,879
			131,462,600
1.07%	SWITZERLAND
	Partners Group Holding AG . . . . .	28,792	25,433,738

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued		December 31, 2022 (unaudited)
		Shares	Fair Value
19.05%	UNITED KINGDOM
	Abcam PLC(A) . . . . . . . . . . . .	6,672,099	$103,817,860
	AJ Bell PLC . . . . . . . . . . . . .	15,436,867	66,849,047
	Dechra Pharmaceuticals PLC . . . . .	2,701,428	85,501,457
	PayPoint PLC(B) . . . . . . . . . . .	3,793,734	23,390,932
	Playtech PLC(A) . . . . . . . . . . .	679,151	4,179,214
	Righmove PLC . . . . . . . . . . .	6,936,215	42,883,848
	Victrex PLC . . . . . . . . . . . . .	2,834,614	54,727,968
	Videndum PLC . . . . . . . . . . .	2,118,635	27,611,206
	YouGov PLC . . . . . . . . . . . .	3,751,390	46,259,705
			455,221,237
98.41%	TOTAL COMMON STOCKS . . . . .	. . . . . . . .	2,351,419,566
1.69%	SHORT-TERM INVESTMENTS
	First American Treasury Obligation
	Fund- Institutional Class 4.19%(C) . . .	40,468,408	40,468,408
100.10%	TOTAL INVESTMENTS . . . . . . .	. . . . . . . .	2,391,887,974
(0.10%)	Liabilities in excess of other assets . .	. . . . . . . .	(2,482,154)
100.00%	NET ASSETS . . . . . . . . . . . .	. . . . . . . .	$2,389,405,820

(A)Non-income producing

(B)Affiliated company - The Fund owns greater than 5% of the outstading voting securities of this issuer. See Note 1 for more information.

(C)Effective 7 day yield as of December 31, 2022

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND

Schedule of Investments - continued	December 31, 2022 (unaudited)
Summary of Investments by Sector
	% of
Sector	Net Assets	Value
Information/Knowledge Management . . . . .	31.27%	$747,156,642
Business Services . . . . . . . . . . . . . .	28.35%	677,467,929
Medical/Health Care . . . . . . . . . . . . .	15.54%	371,225,794
Consumer Related . . . . . . . . . . . . .	10.91%	260,552,354
Industrial Products & Systems . . . . . . . .	6.88%	164,496,360
Miscellaneous . . . . . . . . . . . . . . .	5.46%	130,520,487
Short Term Investments . . . . . . . . . . .	1.69%	40,468,408
Other Assets, Net of Liabilities . . . . . . . .	(0.10%)	(2,482,154)
Total . . . . . . . . . . . . . . . . . . . .	100.00%	$2,389,405,820

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting pursposes than for other reporting and compliance purposes. The classification for purposes of this financial report are unaudited.

See Notes to Schedule of Investments

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments	December 31, 2022 (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International All Company (“International All Company Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-ended management investment company. Each of the Funds in this report is classified as a diversified, open-end, management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long- term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $500 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies with total operating revenues of $500 million to $2.5 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International All Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International All Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued	December 31, 2022 (unaudited)

non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional Share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting reporting guidance of the Financial Accounting Standards Board Accounting Codification Topic 946 Financial Services – Investment Companies.

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued	December 31, 2022 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2022:

Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$2,975,068,011	$—	$—	$2,975,068,011
Short Term Investments . . .	184,615,072	—	—	184,615,072
Total . . . . . . . . . . . .	$3,159,683,083	$—	$—	$3,159,683,083

Mid Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$34,101,412	$—	$—	$34,101,412
Short Term Investments . . .	3,061,848	—	—	3,061,848
Total . . . . . . . . . . . .	$37,163,260	$—	$—	$37,163,260

International All Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$56,373,734	$—	$—	$56,373,734
Short Term Investments . . .	2,445,768	—	—	2,445,768
Total . . . . . . . . . . . .	$58,819,502	$—	$—	$58,819,502

	17

QUARTERLY REPORT

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS

Notes to Schedules of Investments - continued December 31, 2022 (unaudited)

International Small Company Fund:

		Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks . . . . . .	$2,351,419,566	$—	$—	$2,351,419,566
Short Term Investments . . .	40,468,408	—	—	40,468,408
Total . . . . . . . . . . . .	$2,391,887,974	$—	$—	$2,391,887,974

* See Schedule of Investments for sector/country classifications.

For the period ended December 31, 2022, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International All Company Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies

Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the three months ended December 31, 2022, the Small Company Fund and International Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

QUARTERLY REPORT

		BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
Notes to Schedules of Investments - continued						December 31, 2022 (unaudited)
Small Company Fund
Common Stock	Market Value			Market Value	Share Balance		Change in

	as of			as of	as of		Unrealized	Realized
Security Name	September 30, 2022	Purchases	Sales	December 31, 2022	December 31, 2022	Dividends	Gain (Loss)	Gain/Loss
Alarm.com Holdings, Inc. .	$193,495,411			$147,612,595	2,983,278	$—	$(45,882,816)
AppFolio Inc. . . . . . .	180,579,796		(11,534,709)	170,487,979	1,617,840	—	5,548,062	(4,105,170)
Cryoport, Inc. . . . . . .	80,788,966	20,097,921		71,569,184	4,125,025	—	(29,317,703)
Enfusion Inc. . . . . . . .	28,804,435	20,549,677		38,336,821	3,964,511	—	(11,017,291)
Helios Technologies Inc . .	80,806,277	8,076,907		94,939,713	1,743,933	143,727	6,056,529
Olo Inc . . . . . . . . .	55,216,900	13,098,838	(7,883,121)	47,632,187	7,621,150	—	7,242,797	(20,043,227)
OrthoPediatrics Corp. . . .	82,828,129			71,321,230	1,795,148	—	(11,506,899)
PROS Holdings, Inc. . . .	69,441,308			68,204,297	2,811,389	—	(1,237,011)
Vericel Corp. . . . . . .	89,769,639			101,919,496	3,869,381	—	12,149,857
				$812,023,502	30,531,655	$143,727	$(67,964,475)	$(24,148,397)

GRAND TOTAL . . . . . . . . . . . . . . . . . . . . . . . .			. . . . . . .	$812,023,502	30,531,655	$143,727	$(67,964,475)	$(24,148,397)

International Small Company Fund
Common Stock	Market Value			Market Value	Share Balance		Change in

	as of			as of	as of		Unrealized	Realized
Security Name	September 30, 2022	Purchases	Sales	December 31, 2022	December 31, 2022	Dividends	Gain (Loss)	Gain/(Loss)
Esker SA . . . . . . . .	$32,743,159	$ 4,703,609		$53,384,575	317,046		$15,937,807
Hiday Hidaka Corp. . . .	40,152,457	4,005,088		43,920,132	2,980,392	449,283	(237,413)
Lectra . . . . . . . . .	74,709,707	8,354,759		109,768,392	2,913,197		26,703,926
Nexus AG . . . . . . . .	71,474,126			91,227,944	1,527,316		19,753,818
PayPoint PLC . . . . . .	22,949,588	2,403,947		23,390,932	3,793,734	421,200	(1,962,603)
Software Service, Inc. . . .	30,583,547			38,359,602	533,296		7,776,055
STRATEC SE . . . . . .	74,512,342	9,139,695		89,577,046	1,031,837		5,925,009
				$449,628,623	13,096,818	$870,483	$73,896,599	$—

GRAND TOTAL . . . . . . . . . . . . . . . . . . . . . . . .			. . . . . . .	$449,628,623	13,096,818	$870,483	$73,896,599	$—

QUARTERLY REPORT